Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Indefinite-Lived Intangible Assets [Line Items]
Goodwill and Intangible Assets
Note 8. Goodwill and Intangible Assets
As of March 31, 2023 and June 30, 2022, the carrying amount of goodwill was $69,041. During the first quarter of Fiscal Year 2023, the Company performed its annual impairment test of goodwill and determined that there was no impairment of goodwill identified as of the impairment test date.
The Company’s indefinite-lived intangible assets as of March 31, 2023 and June 30, 2022 were as follows:

	March 31, 2023	June 30, 2022
Trademarks	$61,881	$61,881
Photographic related rights	1,920	1,920

Total indefinite-lived intangible assets	$63,801	$63,801

During the first quarter of Fiscal Year 2023, the Company performed its annual impairment test of indefinite-lived intangible assets and determined that there were no impairments of indefinite-lived intangibles identified as of the impairment test date.

The Company’s intangible assets subject to amortization are as follows:

March 31, 2023	Gross	Accumulated Amortization	Net
Other intangibles (b)	$4,217	$(4,217)	$—

Total amortizable intangible assets	$4,217	$(4,217)	$—

June 30, 2022	Gross	Accumulated Amortization	Net
Trade names (a)	$2,530	$(2,169)	$361
Festival rights (a)	8,080	(6,926)	1,154
Other intangibles	4,217	(4,094)	123

Total amortizable intangible assets	$14,827	$(13,189)	$1,638

(a)
On December 2, 2022, the Company completed the BCE Disposition (see Note 3. Dispositions) which resulted in a reduction of gross assets and accumulated amortization related to festival rights and trade names, associated with the BCE Disposition.

(b)	The Other intangibles were fully amortized.
Amortization expense for intangible assets was $0 and $754 for the three and nine months ended March 31, 2023, respectively, and $247 and $741 for the three and nine months ended March 31, 2022, respectively.

MSGE SPINCO, INC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill and Intangible Assets
Note 11. Goodwill and Intangible Assets
As of June 30, 2022 and 2021, the carrying amount of goodwill was $69,041. No impairment charges were recorded during the periods presented.
The Company’s indefinite-lived intangible assets as of June 30, 2022 and 2021 are as follows:

	As of
	June 30, 2022	June 30, 2021
Trademarks	$61,881	$61,881
Photographic related rights	1,920	1,920

Total	$63,801	$63,801

On August 31, 2021 and 2020, the Company performed its annual impairment tests of goodwill and indefinite-lived intangible assets and determined that there were no impairments of goodwill and indefinite-lived intangible assets identified as of the impairment test date.
The Company’s intangible assets subject to amortization are as follows:

June 30, 2022	Gross	Accumulated Amortization	Net
Trade names	$2,530	$(2,169)	$361
Festival rights	8,080	(6,926)	1,154
Other intangibles	4,217	(4,094)	123

	$14,827	$(13,189)	$1,638

June 30, 2021	Gross	Accumulated Amortization	Net
Trade names	$2,530	$(842)	$1,688
Festival rights	8,080	(2,696)	5,384
Other intangibles	4,217	(3,813)	404

	$14,827	$(7,351)	$7,476

Amortization expense for intangible assets was $
5,838, $988
and $988 for Fiscal Years 2022, 2021, and 2020, respectively.

The Company’s annual amortization expense for existing intangible assets subject to amortization for each fiscal year from 2023 through 2027, and thereafter, is as follows:

Fiscal year ending June 30, 2023	$1,638
Fiscal year ending June 30, 2024	—
Fiscal year ending June 30, 2025	—
Fiscal year ending June 30, 2026	—
Fiscal year ending June 30, 2027	—
Thereafter	—

$1,638